Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Current Liabilities
Accrued expenses	¥ 94,044	$ 13,246	¥ 144,574
Advance from customers	30,172	4,250	27,064
Deposits from other business	11,339	1,597	13,623
Payable to individual investors of other business	188,697	26,577	10,461
Payable for purchases of property and equipment	37,018	5,214	36,763
Other tax payable	38,203	5,381	37,204
Operating lease liability - current	61,826	8,708	84,358
Payables to suppliers	104,484	14,716	117,146
Payable for litigation (Note 19)	99,000	13,944
Other payables	17,019	2,397	1,982
Total	¥ 681,802	$ 96,030	¥ 473,175